Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Series Funds, Inc. (File Nos. 002-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information dated May 1, 2015 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those filed as part of Post-Effective Amendment No. 76 to the Company’s registration statement on Form N-1A, filed electronically with the SEC via EDGAR (Accession Number 0001193125-15-161044) on April 30, 2015.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

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